Capital Structure (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Oct. 02, 2012	Dec. 31, 2011
Capital Structure [Abstract]
Common stock, shares authorized (in shares)	750,000,000	750,000,000		750,000,000
Common stock, voting rights	Each holder of common stock is entitled to one vote for each share held.	Each holder of common stock is entitled to one vote for each share held
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common stock (in shares)	187,718,221	80,250,702	51,100,000	1,064,616
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000		10,000,000
Preferred stock, shares issued (in shares)	0	0		0
Preferred stock, shares outstanding (in shares)	0	0		0
March 2011 Equity Financing [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock (in shares)		1,107,939
Warrants to purchase common stock (in shares)		1,046,102
Purchase price per security (in dollars per share)		$ 28.30
Proceeds from issuance through private placement		$ 28.9
March 2011 Equity Financing [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of purchase price entity is obligated to pay investors if registration becomes ineffective (in hundredths)	1.50%	1.50%
March 2011 Equity Financing [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of purchase price entity is obligated to pay investors if registration becomes ineffective (in hundredths)	6.00%	6.00%
Percentage of purchase price entity is obligated to pay investors upon failure to satisfy current public information requirements (in hundredths)	12.00%	12.00%